Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Treasury shares	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2023	$ 11,970	$ 42,967,006		$ 15,985,627	$ 94,635,889	$ (7,268,652)	$ 505,982	$ 146,837,822
Balance (in Shares) at Dec. 31, 2023	23,940,000
Balance (in Shares) at Dec. 31, 2023
Net income					4,716,590		(6,265)	4,710,325
Appropriation of statutory reserve				84,144	(84,144)
Conversion of convertible debt	$ 1,076	1,437,804						1,438,880
Conversion of convertible debt (in Shares)	2,153,796
Warrants		595,000						595,000
Disposal of shareholders’ interest in a subsidiary							(488,113)	(488,113)
Currency translation adjustment						(3,509,960)	(11,604)	(3,521,564)
Balance at Jun. 30, 2024	$ 13,046	44,999,810		16,069,771	99,268,335	(10,778,612)		149,572,350
Balance (in Shares) at Jun. 30, 2024	26,093,796
Balance (in Shares) at Jun. 30, 2024
Balance at Dec. 31, 2023	$ 11,970	42,967,006		15,985,627	94,635,889	(7,268,652)	505,982	146,837,822
Balance (in Shares) at Dec. 31, 2023	23,940,000
Balance (in Shares) at Dec. 31, 2023
Balance at Dec. 31, 2024	$ 15,951	49,221,322	$ (200,000)	16,238,283	105,226,822	(11,526,831)		$ 158,975,547
Balance (in Shares) at Dec. 31, 2024	31,904,468
Balance (in Shares) at Dec. 31, 2024			(232,098)					232,098
Net income					3,145,022			$ 3,145,022
Appropriation of statutory reserve				51,378	(51,378)
Currency translation adjustment						2,824,587		2,824,587
Balance at Jun. 30, 2025	$ 15,951	$ 49,221,322	$ (200,000)	$ 16,289,661	$ 108,320,466	$ (8,702,244)		$ 164,945,156
Balance (in Shares) at Jun. 30, 2025	31,904,468
Balance (in Shares) at Jun. 30, 2025			(232,098)					232,098